UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  May 14, 2001

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: 1,310,292

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.
 2   Not known             GIC Real Estate, Inc.

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --
------
AMB Property Corp.             COM              00163T109    50268 2043430.000SH     SOLE              1853130.000
190300.000
                                                               326 13270.000SH       DEFINED 01          13270.000
Alexandria Real Estate Equitie COM              015271109    22730 602115.000SH      SOLE               531115.000
71000.000
                                                               125 3300.000 SH       DEFINED 01           3300.000
American Industrial Properties COM              026791202     1105 87200.000SH       SOLE                87200.000
Apartment Investment & Managem COM              03748R101       45 1020.000 SH       SOLE                 1020.000
                                                               222 5000.000 SH       DEFINED 01           5000.000
Archstone Communities Trust    COM              039581103       78 3190.000 SH       SOLE                 3190.000
                                                               365 14830.000SH       DEFINED 01          14830.000
Arden Realty Trust             COM              039793104    65290 2766530.000SH     SOLE              2498030.000
268500.000
                                                              5394 228570.000SH      DEFINED 01          15070.000
213500.000
AvalonBay Communities, Inc.    COM              053484101    88106 1923284.000SH     SOLE              1745184.000
178100.000
                                                               811 17710.000SH       DEFINED 01          17710.000
Banyan Strategic Realty Trust  COM              06683M102     2597 442100.000SH      SOLE               442100.000
Boston Properties, Inc.        COM              101121101    56724 1475270.000SH     SOLE              1329320.000
145950.000
                                                               517 13450.000SH       DEFINED 01          13450.000
Brandywine Realty Trust        COM              105368203    23825 1197260.000SH     SOLE              1041810.000
155450.000
                                                              1092 54880.000SH       DEFINED 01           6380.000
48500.000
Camden Property Trust          COM              133131102    43875 1319556.000SH     SOLE              1179956.000
139600.000
                                                               172 5180.000 SH       DEFINED 01           5180.000
Catellus Development Corporati COM              149111106    29692 1885190.000SH     SOLE              1687590.000
197600.000
CenterPoint Properties Corp.   COM              151895109     3964 84970.000SH       SOLE                75270.000
9700.000
                                                               174 3730.000 SH       DEFINED 01           3730.000
Chelsea Property Group Inc.    COM              163421100      646 15300.000SH       SOLE                15300.000
Duke-Weeks Realty Corporation  COM              264411505       50 2140.000 SH       SOLE                 2140.000
                                                               230 9950.000 SH       DEFINED 01           9950.000
Equity Office Properties Trust COM              294741103    80184 2863709.000SH     SOLE              2498613.000
365096.000
                                                              1031 36820.000SH       DEFINED 01          36820.000
Equity Residential Properties  COM              29476L107    77033 1480553.000SH     SOLE              1314803.000
165750.000
                                                               867 16670.000SH       DEFINED 01          16670.000
Essex Property Trust, Inc.     COM              297178105    31994 665850.000SH      SOLE               589200.000
76650.000
                                                               234 4870.000 SH       DEFINED 01           4870.000
Federal Realty Investment Trus COM              313747206    16830 860405.000SH      SOLE               773905.000
86500.000
                                                               123 6290.000 SH       DEFINED 01           6290.000
Gables Residential Trust       COM              362418105    17096 589330.000SH      SOLE               518730.000
70600.000
                                                               156 5380.000 SH       DEFINED 01           5380.000
Home Properties of New York, I COM              437306103    15069 528740.000SH      SOLE               460190.000
68550.000
                                                               178 6260.000 SH       DEFINED 01           6260.000
Host Marriott Corporation      COM              44107P104    19498 1669335.000SH     SOLE              1463835.000
205500.000
Liberty Property Trust         COM              531172104    43006 1522890.000SH     SOLE              1393090.000
129800.000
                                                               218 7710.000 SH       DEFINED 01           7710.000
Macerich Company               COM              554382101    47166 2148800.000SH     SOLE              1963450.000
185350.000
                                                               186 8470.000 SH       DEFINED 01           8470.000
Mack-Cali Realty Corporation   COM              554489104    44000 1629620.000SH     SOLE              1458820.000
170800.000
                                                              7166 265424.000SH      DEFINED 02 01        8300.000
257124.000
Malan Realty Investors, Inc.   COM              561063108      263 29500.000SH       SOLE                29500.000
Post Properties, Inc.          COM              737464107    45198 1291370.000SH     SOLE              1172320.000
119050.000
                                                               181 5170.000 SH       DEFINED 01           5170.000
Prentiss Property Trust        COM              740706106    44623 1810253.000SH     SOLE              1685853.000
124400.000
                                                               260 10540.000SH       DEFINED 01          10540.000
ProLogis Industrial Trust      COM              743410102       60 2990.000 SH       SOLE                 2990.000
                                                               280 13920.000SH       DEFINED 01          13920.000
Ramco-Gershenson Properties    COM              751452202      230 15700.000SH       SOLE                15700.000
Reckson Associates Class B     COM              75621K304     1800 76450.000SH       SOLE                76450.000
Reckson Associates Realty      COM              75621K106    19569 877540.000SH      SOLE               759840.000
117700.000
                                                               148 6620.000 SH       DEFINED 01           6620.000
Regency Centers Corp           COM              758849103       37 1500.000 SH       SOLE                 1500.000
                                                               191 7660.000 SH       DEFINED 01           7660.000
SL Green Realty Corp           COM              78440X101    50028 1822520.000SH     SOLE              1644470.000
178050.000
                                                               304 11060.000SH       DEFINED 01          11060.000
Security Capital Group-B       COM              81413P204    39629 1909854.500SH     DEFINED 02
1909854.500
Simon Property Group, Inc.     COM              828806109    47947 1872935.000SH     SOLE              1662435.000
210500.000
                                                               534 20850.000SH       DEFINED 01          20850.000
Spieker Properties, Inc.       COM              848497103    68231 1243960.000SH     SOLE              1114660.000
129300.000
                                                               486 8860.000 SH       DEFINED 01           8860.000
Starwood Hotels & Resorts Worl COM              85590A203     5321 156459.000SH      SOLE               156459.000
Taubman Centers, Inc.          COM              876664103    10435 865970.000SH      SOLE               770670.000
95300.000
                                                               129 10700.000SH       DEFINED 01          10700.000
The Rouse Company              COM              779273101       37 1420.000 SH       SOLE                 1420.000
                                                               172 6660.000 SH       DEFINED 01           6660.000
United Dominion Realty Trust   COM              910197102       29 2250.000 SH       SOLE                 2250.000
                                                               131 10300.000SH       DEFINED 01          10300.000
Vornado Realty Trust           COM              929042109    45694 1275310.000SH     SOLE              1123260.000
152050.000
                                                               523 14610.000SH       DEFINED 01          14610.000
Wellsford Real Properties      COM              950240200      654 40000.000SH       SOLE                40000.000
Wyndham International, Inc.    COM              983101106      501 235025.000SH      SOLE               235025.000
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     5000 200000.00SH       SOLE
200000.00
AMB PPTYS PFD SER A 8.5%                        00163T208     4435 177409.00SH       SOLE
177409.00
ARCHSTONE COMMUN PFD SER C 8.6                  039581400     2399 95800.00 SH       SOLE
95800.00
AVALONBAY COMMUN PFD SER D 8%                   053484309     2534 102400.00SH       SOLE
102400.00
AVALONBAY COMMUN PFD SER F 9%                   053484507     6481 255150.00SH       SOLE
255150.00
AVALONBAY COMMUN PFD SER G 8.9                  053484606     2311 90700.00 SH       SOLE
90700.00
AVAVONBAY COMMUN PFD SER H 8.7                  053484705     1188 45500.00 SH       SOLE
45500.00
CENTERPOINT PPTYS PFD SER A 8.                  151895208     2473 100700.00SH       SOLE
100700.00
DEVELOPERS DIVERS RLTY PFD DP                   251591301      383 15900.00 SH       SOLE
15900.00
DEVELOPERS DIVERS RLTY PFD SER                  251591509      528 22000.00 SH       SOLE
22000.00
DEVELOPERS DIVERS RLTY PFD SER                  251591608     2987 131000.00SH       SOLE
131000.00
EQUITY OFFICE PPTYS PFD SER A                   294741202     7956 315335.00SH       SOLE
315335.00
EQUITY OFFICE PPTYS PFD SER C                   294741608     5533 218700.00SH       SOLE
218700.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L206     2470 98600.00 SH       SOLE
98600.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     5248 199940.00SH       SOLE
199940.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1244 47400.00 SH       SOLE
47400.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L875     4569 182100.00SH       SOLE
182100.00
FEDERAL REALTY PFD SER A 7.95%                  313747404      365 16000.00 SH       SOLE
16000.00
GABLES RESIDENTIAL PFD SER A 8                  362418204     1721 73860.00 SH       SOLE
73860.00
Home PPTYS of NY, Inc PFD Ser                   437306301    25000 250000.00SH       SOLE
250000.00
POST PPTYS PFD SER C 7.625%                     737464404      803 34900.00 SH       SOLE
34900.00
POST PROPERTIES PFD SER A 8.5%                  737464206     3668 73500.00 SH       SOLE
73500.00
POST PROPERTIES PFD SER B 7.62                  737464305     4362 181000.00SH       SOLE
181000.00
PROLOGIS TRUST PFD SER A 9.40%                  743410201     4159 164700.00SH       SOLE
164700.00
PROLOGIS TRUST PFD SER C 8.54%                  743410409     2298 51070.00 SH       SOLE
51070.00
PROLOGIS TRUST PFD SER D 7.92%                  743410508     2031 86800.00 SH       SOLE
86800.00
SIMON PPTYS PFD SER B 8.75%                     78462M207     5050 199122.00SH       SOLE
199122.00
SPIEKER PPTYS PFD SER B 9.45%                   848497202     2626 105376.00SH       SOLE
105376.00
SPIEKER PPTYS PFD SER C 7.875%                  848497301     1766 73200.00 SH       SOLE
73200.00
SPIEKER PPTYS PFD SER E 8%                      848497400     2982 125600.00SH       SOLE
125600.00
TAUBMAN CENTERS PFD SER A 8.3%                  876664202      917 45800.00 SH       SOLE
45800.00
VORNADO REALTY TRUST PFD Ser B                  929042307     4266 173400.00SH       SOLE
173400.00
VORNADO REALTY TRUST PFD Ser C                  929042406     6453 263400.00SH       SOLE
263400.00